STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) - Deferred share unit plan - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
Vesting period of share based awards (in years)	6 years
Outstanding units under plan	12,294	23,293